Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

8. Inventories

In EUR	12/31/2020	12/31/2019
Raw materials and supplies	10,674,829	7,377,176
Work in progress	693,357	879,729
Finished goods and merchandise	5,887,869	6,228,917
Inventories	17,256,055	14,485,822

During 2020, an amount of TEUR 105,030 (2019: TEUR 100,987; 2018: TEUR 134,453) for inventories was recognized as cost of sales.

There was an inventory write‑down in 2020 of TEUR 96 (2019: TEUR 0; 2018: TEUR 700).